Guarantees (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Guarantor Obligations [Line Items]
Guarantees Expiration Year			2022
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 7.9		$ 7.9
Loss Contingency Accrual	0.5		0.5		$ 1.8
Loss Contingency Accrual, Payments	0.3	$ 0.9	1.8	$ 7.9
Property Lease Guarantee
Guarantor Obligations [Line Items]
Guarantor Obligations, Current Carrying Value	$ 1.1		$ 1.1		$ 1.4